Offerings - Offering: 1	Feb. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.25 per share
Amount Registered | shares	36,156,315
Proposed Maximum Offering Price per Unit	6
Maximum Aggregate Offering Price	$ 216,937,890
Fee Rate	0.01531%
Amount of Registration Fee	$ 33,213.2
Offering Note
(1)
An indeterminate amount of the subject securities is being registered as may from time to time be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), also covered are any additional subject securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the subject securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of the subject securities.

(2)
Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the common stock, par value $0.25 per share (“common stock”), of Hecla Mining Company (the “Company”) as reported on the New York Stock Exchange on February 7, 2025.